REVENUES (Textual) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Revenue From Contract With Customer [Line Items]
Contract liabilities recognized revenue	¥ 808,554	$ 117,599
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue From Contract With Customer [Line Items]
Remaining performance obligations recognized period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue From Contract With Customer [Line Items]
Remaining performance obligations recognized period	5 years	5 years